Deferred Initial Public Offering Expense - Summary Of Deferred Initial Public Offering Costs (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Disclosure Of Deferred Initial Public Offering Costs [Abstract]
At January 1	$ 0	RM 0	RM 0
Additions	1,491,008	6,564,162	0
At December 31	$ 1,491,008	RM 6,564,162	RM 0